Nature of Business and Continuance of Operations: Share Exchange (Details) (Eaton Scientific Systems, Ltd.)	12 Months Ended
Jan. 31, 2013
Eaton Scientific Systems, Ltd.
Business Combination, Date of Agreement	Aug. 23, 2012
Business Combination, Shares Acquired	25,000,000
Business Combination, Shares Acquired, Percent	100.00%
Business Combination, Shares Issued in Exchange	25,000,000
Business Combination, Total Shares Held by Acquiree	265,000,000
Business Combination, Total Shares Held by Acquiree, Percentage	59.80%
Business Combination, Total Shares Held by Lock-Up Agreements	135,779,375
Business Combination, Total Shares Held by Lock-Up Agreements, Percent	30.64%
Business Combination, Total Shares Held by Lock-Up Agreements, Term (in months)	24